Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill
Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units’ fair values.
The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.
The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management’s reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company’s reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company’s results of operations or financial position.
For the 2015 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.
In anticipation of the Separation, in the third quarter of 2016, the Company reorganized its businesses into two segments: U.S. and MetLife Holdings.
Information regarding goodwill by segment, was as follows:

	U.S.	MetLife Holdings	Total
	(In millions)
Balance at January 1, 2013
Goodwill	$70	$41	$111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2013
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2014
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2015
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	$70	$31	$101